Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting
12.	Segment Reporting

Following the acquisition of M/Y Para Bellvm on April 11, 2025, the Company determined that it operated in two reportable segments: (i) the tanker segment and (ii) the megayacht segment. These reportable segments reflect the Company’s internal organization and the way its chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews and analyzes the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, segment operating income and net income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting asset acquisition strategies, adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance.

Further, the transport of crude oil has different characteristics and the nature of trade, trading routes, charterers and cargo handling differ in important respects. The chartering of a megayacht like M/Y Para Bellvm consists of a different service and it does not have similar economic characteristics to the tanker segment. We do not disclose geographic information relating to either of our segments because when the Company charters either a tanker or M/Y Para Bellvm to a charterer, the charterer is free, subject to certain exemptions, to trade or, in the case of M/Y Para Bellvm travel, with the vessel worldwide and as a result the disclosure of geographic information is impracticable.

The table below presents information about the Company’s reportable segments for the six months ended June 30, 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s  consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2025
	Tanker Segment	Megayacht Segment	Total
REVENUES:
Time charter revenues	38,769	607	39,376
Time charter revenues from related parties	4,435	-	4,435
Total revenues	43,204	607	43,811
EXPENSES:
Voyage expenses	869	167	1,036
Operating lease expenses	5,378	-	5,378
Other vessel operating expenses	9,469	588	10,057
Vessel depreciation	6,664	206	6,870
Management fees-related parties	1,150	54	1,204
Segments operating results	19,674	(408)	19,266
General and administrative expenses			(1,024)
Interest and finance costs			(9,992)
Interest income			60
Equity losses in unconsolidated joint ventures			(747)
Net income			7,563

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets as of June 30, 2025 is as follows:

As of June 30, 2025
Tanker segment	367,694
Megayacht segment	40,518
Cash and cash equivalents including restricted cash	9,971
Investments in unconsolidated joint ventures	7,307
Other fixed assets, net	505
Total consolidated assets	425,995